SUPPLEMENT TO FIDELITY'S NEW JERSEY MUNICIPAL FUNDS
JANUARY 25, 1999
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING REPLACES SIMILAR INFORMATION FOUND IN THE "PERFORMANCE" SECTION BEGINNING ON PAGE 19.

HISTORICAL BOND FUND RESULTS. The following table shows the fund's yield, tax-equivalent yield and return for the fiscal periods ended November 30, 1998.

The tax-equivalent yields for Spartan New Jersey Municipal Money Market, New Jersey Municipal Money Market and Spartan New Jersey Municipal Income are based on a combined federal and state income tax rate of 40.08% and reflect that, as of November 30, 1998, 6.95%, 9.36% and 0.00%, respectively, of the funds' income was subject to state taxes. Note that each fund may invest in securities whose income is subject to the federal alternative minimum tax.


                                                                      Average Annual Returns

                              Seven-Day Yield  Tax- Equivalent Yield  One Year                Five Years  Life of Fund*

Spartan NJ Muni Money Market   2.84%            4.72%                  3.06%                   3.15%       3.38%




                              Cumulative Returns

                              One Year            Five Years  Life of Fund*

Spartan NJ Muni Money Market   3.06%               16.75%      33.09%


* From May 1, 1990 (commencement of operations).
Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's returns would have been lower.

                                                        Average Annual Returns                         Cumulative Returns

                Seven-Day Yield  Tax- Equivalent Yield  One Year                Five Years  Ten Years  One Year

NJ Muni
Money Market    2.72%            4.51%                  2.93%                   2.88%       3.55%      2.93%



                      Cumulative Returns

                      Five Years  Ten Years

NJ Muni Money Market   15.25%      41.76%


Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's returns would have been lower.

                                                                 Average Annual Returns

                        Thirty-Day Yield  Tax- Equivalent Yield  One Year                Five Years  Ten Years

Spartan NJ Muni Income   4.02%             6.71%                  6.96%                   5.74%       7.95%



                        Cumulative Returns

                        One Year            Five Years  Ten Years

Spartan NJ Muni Income   6.96%               32.20%      114.83%


Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's returns would have been lower.